Financial Instruments - Summary of Level 3 Fair Value Were Equity Investments classified as Financial Assets at FVTOCI (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning balance	$ 131,520.9
Ending balance	126,963.4	$ 131,520.9
Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Beginning balance	4,208.9	3,910.7	$ 5,841.4
Additions	175.2	372.3	212.5
Recognized in profit or loss	(3.8)
Recognized in other comprehensive income	409.0	129.5	(2,141.4)
Disposals and proceeds from return of capital of investments	(51.1)	(76.5)	(175.8)
Transfers out of level 3 (Note)		(43.6)
Effect of exchange rate changes	(223.3)	(83.5)	174.0
Ending balance	$ 4,514.9	$ 4,208.9	$ 3,910.7